                            UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name :     NEUBERGER BERMAN, INC
Address:   605 THIRD AVENUE
           NEW YORK
           NEW YORK 10158-3698

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part(s) of this form.


Person signing this report on behalf of Reporting Manager:

Name: KEVIN HANDWERKER
Title: MANAGING DIRECTOR AND GENERAL COUNSEL
Phone: (212) 476-9850
Signature, Place, and Date of signing:
KEVIN HANDWERKER, New York, New York, December 31, 2007


Report Type (Check only One)

[ ]  13F Holdings Report

[X]  13F Notice

[ ]  13F Combination Report



List of Other Managers reporting for this Manager:
NEUBERGER BERMAN, LLC


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934